Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended									9 Months Ended		12 Months Ended
	May 24, 2017	Mar. 24, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 21, 2016	Dec. 31, 2014
Accounting Policies [Line Items]
Accumulated deficit			$ (226,248)	$ (218,987)				$ (210,938)				$ (226,248)		$ (218,987)	$ (210,938)
Net loss			(2,992)	(3,468)	$ (2,430)	$ (2,164)	$ 14	(2,125)	$ (2,234)	$ (66)	$ 320	(7,261)	$ (4,581)	(8,049)	(4,105)
Net cash used in operating and investing activities												8,100
Cash and cash equivalents			1,964	5,241	6,879			9,273				1,964	6,879	5,241	9,273		$ 5,290
Common stock issued for cash, net of issuance costs, shares	3,300,000
Number of shares of common stock called by warrants	1,650,000	100,000
Proceeds from public offering, net	$ 5,800											5,811			5,566
Total intangible amortization expense			14		$ 41							$ 14	$ 41	$ 54	58
Standard product warranty period												1 year		1 year
Revolving Credit Facility [Member]
Accounting Policies [Line Items]
Outstanding borrowings, gross				1,852										$ 1,852
Remaining borrowing capacity			3,700	$ 2,000								$ 3,700		$ 2,000
Maximum borrowing capacity																$ 5,000
Unsecured Financing Arrangement With Largest Investor [Member]
Accounting Policies [Line Items]
Outstanding borrowings, gross			900									900
Expiration date		Jun. 30, 2020
Maximum borrowing capacity			$ 3,700									$ 3,700
Expiration date as a result of equity offering												May 24, 2017
Working Capital Purposes [Member] | Unsecured Financing Arrangement With Largest Investor [Member]
Accounting Policies [Line Items]
Expiration date		Jun. 30, 2018
Maximum borrowing capacity		$ 2,000
Availability Should Current Lender Not Provide Under Normal Terms and Conditions [Member] | Unsecured Financing Arrangement With Largest Investor [Member]
Accounting Policies [Line Items]
Maximum borrowing capacity		$ 3,000